Retirement Plan (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Retirement Plan

Note 13 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company made contributions of $13,379 and $914 during 2017 and 2016, respectively. The Company made no contributions during the six month periods ended June 30, 2018 and 2017, respectively.

IMAC Regeneration Center of St. Louis, LLC [Member]
Retirement Plan

Note 11 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6% of total compensation for those employees making salary deferrals. The Company made contributions of $2,709 (unaudited) and $0 (unaudited) during the three months ended March 31, 2018 and 2017, respectively.

Note 11 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company made contributions of $891 and $0 during 2017 and 2016, respectively.